Fees Summary	Aug. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 223,831,125.00
Total Fee Amount	30,911.08
Total Offset Amount	0.00
Net Fee	$ 30,911.08
Offering Table N/A
Offset Table N/A	N/A